OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009
OTHER COMPREHENSIVE INCOME
Adjustment to pension liability		$ (35,471)				$ (29,886)				$ (26,601)				$ (23,888)
Foreign currency translation		18,104				7,416				8,666				9,534
Net unrealized (losses) gains from cash flow hedges		(3,781)				(4,023)				1,595				112
Accumulated Other Comprehensive Income	(19,111)	(21,148)	(22,667)	(16,172)	(27,306)	(26,493)	(19,525)	(19,836)	(17,364)	(16,340)	(22,154)	(20,022)	(13,195)	(14,242)
Adjustment to the pension liability, tax benefit		$ 17,886				$ 15,226				$ 12,925				$ 11,716